NOTE 3 - TRADEMARK AND PATENTS (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 434,635	$ 416,021
Accumulated amortization	(317,019)	(264,577)
Trademark and patents, net	117,616	151,444
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	433,865	415,251
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 770	$ 770